Operating Revenue (Details) - Operating revenues - Significant customers	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CMA CGM
Operating Revenue
Percentage of operating revenue	34.00%	29.00%	26.00%
HMM Korea
Operating Revenue
Percentage of operating revenue	31.00%	32.00%	28.00%
YML
Operating Revenue
Percentage of operating revenue	14.00%	12.00%	13.00%
Hanjin
Operating Revenue
Percentage of operating revenue	0.00%	10.00%	17.00%